Leases - Summary of Future Aggregate Undiscounted Non-cancellable Lease Payments (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Lease liabilities included in the consolidated statement of financial position
Current	$ 62	$ 58
Non-current	$ 190	$ 198